Income Taxes (Details 2)	2 Months Ended
Sep. 30, 2016
Federal statutory income tax rate	34.00%
State income taxes, net of federal tax effect	4.60%
Change in valuation allowance	372.80%
Nondeductible expenses	(46.80%)
Effective tax rate	364.60%